Note 12 - Nonrecourse Debt (Details) (USD $)	1 Months Ended
Dec. 31, 2013
Woodstock Hills Wind Farm [Member]
Note 12 - Nonrecourse Debt (Details) [Line Items]
Maintenance and Repair Reserve Required Under Debt Covenants	$ 250,000
MaintenanceAndRepairReserveUtilized	150,000
Quarterly Contribution to Maintenance and Repair Reserve	8,500
Valley View Wind Farm [Member]
Note 12 - Nonrecourse Debt (Details) [Line Items]
Letters of Credit Outstanding, Amount	750,000
Debt Service Reserve	600,000
Maintenance and Repair Reserve [Member] | Woodstock Hills Wind Farm [Member]
Note 12 - Nonrecourse Debt (Details) [Line Items]
Restricted Cash and Investments	100,000
Maintenance and Repair Reserve [Member] | Valley View Wind Farm [Member]
Note 12 - Nonrecourse Debt (Details) [Line Items]
Debt Service Reserve	150,000
Debt Service Reserve [Member] | Valley View Wind Farm [Member]
Note 12 - Nonrecourse Debt (Details) [Line Items]
Debt Service Reserve	$ 450,000